INCOME TAXES AND TAX RELATED PAYMENTS (Changes in Deferred Tax Asset Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Balance at the beginning of the period			$ 83,025
Balance at the end of the period	13,072	49,805	83,025
Due to change in ownership [Member]
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Valuation allowance for deferred tax asset, change in amount	(2,575)	1,461
Due to factors other than change in ownership [Member]
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Valuation allowance for deferred tax asset, change in amount	$ (34,158)	$ (34,681)